Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Entity File Number	001-38976
Entity Registrant Name	Genmab A/S
Entity Address, Address Line One	Carl Jacobsens Vej 30
Entity Address, Adress Line Two	2500 Valby
Entity Address, Country	DK
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Central Index Key	0001434265
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Deloitte Statsautoriseret Revisionspartnerselskab
Auditor Location	Copenhagen, Denmark
Auditor Firm ID	1294
Ordinary shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value DKK 1 per share
Trading Symbol	GMAB
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	66,187,186
ADS
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one-tenth of one ordinary share
Trading Symbol	GMAB
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	62,804,560
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Carl Jacobsens Vej 30
Entity Address, Adress Line Two	2500 Valby
Entity Address, Country	DK
Contact Personnel Name	Anthony Pagano
City Area Code	45
Local Phone Number	7020 2728